Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Columbia Adaptive Risk Allocation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class A
Trading Symbol	CRAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 52	1.00% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 2,568,139,822
Holdings Count | Holding	354
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories

Columbia Adaptive Risk Allocation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class C
Trading Symbol	CRACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
re
porting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 90	1.74% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%	[1]
Net Assets	$ 2,568,139,822
Holdings Count | Holding	354
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key Fund St
atis
tics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%

Holdings [Text Block]
Graphical Repre
sent
ation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories

Columbia Adaptive Risk Allocation Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional Class
Trading Symbol	CRAZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 39	0.75% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 2,568,139,822
Holdings Count | Holding	354
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key Fund St
atist
ics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%

Holdings [Text Block]
Graphical Represe
ntatio
n of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories

Columbia Adaptive Risk Allocation Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 2 Class
Trading Symbol	CRDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 39	0.75% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 2,568,139,822
Holdings Count | Holding	354
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key Fund S
tati
stics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%

Holdings [Text Block]
Graphical Repres
entati
on of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories

Columbia Adaptive Risk Allocation Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 3 Class
Trading Symbol	CARYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 36	0.70% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 2,568,139,822
Holdings Count | Holding	354
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key Fund S
tatist
ics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%

Holdings [Text Block]
Graphical Repre
sentatio
n of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories

Columbia Adaptive Risk Allocation Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class S
Trading Symbol	CRADX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of October 2, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 12 (a)	0.79% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 12	[2]
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 2,568,139,822
Holdings Count | Holding	354
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Key Fund S
tatis
tics
Fund net assets	$ 2,568,139,822
Total number of portfolio holdings	354
Portfolio turnover for the reporting period	102%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	51%

Holdings [Text Block]
Graphical Repres
entatio
n of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.1%
Equity Risk	55.5%
Foreign Exchange Risk	14.1%
Interest Rate Risk	18.6%
Short
Equity Risk	4.7%
Foreign Exchange Risk	43.4%
Interest Rate Risk	2.2%
Asset Categories

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.